SHARE-BASED PAYMENT	9 Months Ended
Sep. 30, 2021
SHARE-BASED PAYMENT

18.	SHARE-BASED PAYMENT

The terms of stock options and restricted shares plans granted to executives were disclosed in the financial statements for the year ended December 31, 2020 (note 19).

The breakdown of the outstanding granted restricted shares is set forth as follows:

Date		Quantity		Grant (1)
Grant	Vesting date	Shares granted	Outstanding shares	Fair value of the shares

10.01.18	10.01.21	2,311,394	867,956	21.44
06.01.19	06.01.22	674,296	186,424	30.61
07.01.19	07.01.22	1,141,353	267,909	30.61
09.16.19	10.01.22	68,605	20,580	30.61
06.01.20	06.01.23	3,571,736	2,163,272	21.28
07.01.21	07.01.24	2,883,737	2,764,913	28.58
		10,651,121	6,271,054

(1)	Amounts expressed in Brazilian Reais.

The rollforward of the granted options and shares for the nine-month period ended on September 30, 2021, is presented as follows:

Outstanding options/stocks as of December 31, 2020 (1)	7,873,348
Granted
Restricted stocks - July 2021	2,883,737
Exercised / Delivered:
Restricted stocks – grant of June, 2020	(457,939)
Restricted stocks – grant of September, 2019	(18,237)
Restricted stocks – grant of July, 2019	(113,957)
Restricted stocks – grant of June, 2019	(114,271)
Forfeiture (2) :
Restricted stocks – grant of July, 2021	(118,824)
Restricted stocks – grant of June, 2020	(838,436)
Restricted stocks - grant of July, 2019	(275,372)
Restricted stocks – grant of June, 2019	(113,582)
Restricted stocks - grant of October, 2018	(15,083)
Expired:
Stock options - grant of May, 2016	(1,145,330)
Stock options - grant of April, 2016	(1,275,000)
Outstanding options/stocks as of September 30, 2021	6,271,054

(1)	Includes stock options outstanding on December 31, 2020, as presented in the financial statements for the year of 2020.
(2)	The forfeitures are related to the resignation of eligible executive before the end of the vesting period.

The Company has registered under shareholders’ equity, the fair value of share-based compensation plans in the amount of R$213,825 (R$223,191 as of December 31, 2020) and in the amount of R$17,397 under non-current liabilities (R$21,521 as of December 31, 2020). In the statement of income for the nine-month ended September 30, 2021 the amount recognized as expense was R$40,074 (R$43,263 in the same period of the previous year), and during the three-month period ended on September 30, 2021 the amount recognized as expense was R$12,749 (expense of R$21,239 in the same period of the previous year).